Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Funds
Entity Central Index Key	0000225930
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class A
Trading Symbol	TEMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$115	1.10%
[1]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton Foreign Fund returned 8.91%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	8.91	10.51	5.41
Class A (with sales charge)	2.93	9.28	4.82
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,582,933,485
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 16,809,875
Investment Company Portfolio Turnover	44.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class C
Trading Symbol	TEFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$193	1.85%
[3]
Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton Foreign Fund returned 8.13%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	8.13	9.66	4.61
Class C (with sales charge)	7.13	9.66	4.61
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,582,933,485
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 16,809,875
Investment Company Portfolio Turnover	44.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class R
Trading Symbol	TEFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$141	1.35%
[5]
Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Templeton Foreign Fund returned 8.63%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	8.63	10.24	5.14
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,582,933,485
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 16,809,875
Investment Company Portfolio Turnover	44.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Class R6
Trading Symbol	FTFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$77	0.74%
[7]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton Foreign Fund returned 9.31%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	9.31	10.90	5.83
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,582,933,485
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 16,809,875
Investment Company Portfolio Turnover	44.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Foreign Fund
Class Name	Advisor Class
Trading Symbol	TFFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$89	0.85%
[9]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton Foreign Fund returned 9.14%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 15.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Standard Chartered, an emerging market-focused bank, delivered a strong year overall, with shares supported by robust earnings growth and capital returns. The bank benefited from higher income in wealth and markets divisions, disciplined cost control, and multiple share buybacks through mid-2025, which bolstered investor confidence.

↑
Alibaba Group, China’s leading e-commerce and cloud provider, saw shares recover strongly over the year as artificial intelligence (AI)-driven growth and cloud momentum boosted sentiment. Active buybacks and supportive policy measures added tailwinds, though volatility persisted amid regulatory uncertainty and competitive pressures.

↑
Dassault Aviation, the French aerospace and defense group behind Rafale jets and Falcon business aircraft, saw strong share gains over the year. Performance was supported by solid results, a healthy order backlog and a new buyback program, though supply chain issues and political uncertainty added some volatility.

Top detractors from performance:
↓
Ørsted A/S, a Danish multinational energy company was the leading stock detractor. Much of its negative contribution related to developments late in the period which included an announcement of a rights issue to shore up its balance sheet along with a U.S. ‘stop work’ order on a major offshore wind project.

↓
Persimmon, one of the UK’s largest housebuilders, saw its shares decline as higher mortgage rates and affordability challenges weighed on demand. Despite some improvement in its order book, persistent cost pressures and regulatory burdens kept margins under strain, leaving investor sentiment cautious.

↓
Stellantis, the multinational carmaker, saw its shares fall over the period as profits slumped and restructuring risks grew. Losses were driven by weaker sales, higher costs and large charges from program cancellations, while tariffs and a negative product mix added pressure. Investor confidence was further hit by suspended guidance and a credit outlook downgrade

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	9.14	10.78	5.66
MSCI All Country World ex-U.S. Index-NR	15.42	8.94	7.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,582,933,485
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 16,809,875
Investment Company Portfolio Turnover	44.39%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,582,933,485
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$16,809,875
Portfolio Turnover Rate	44.39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective December 31, 2024, Peter M. Moeschter retired and stepped down as a member of the Fund’s portfolio management team.
This is a summary of a change to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class A
Trading Symbol	TEMWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton World Fund returned 14.23%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
A newly established position in Safran SA added value over the period as the company delivered strong results and maintained a positive outlook. Growth in its core businesses and steady demand for services supported confidence, while a favorable environment for aerospace and defense provided an additional boost.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions), benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
From the energy sector, BP detracted due to timing rather than thesis. The Fund initiated the position mid-period and held it through a softer phase for the shares; then exited ahead of the late-August recovery, so the holding window captured the drawdown but not the subsequent rebound.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	14.23	10.44	6.91
Class A (with sales charge)	7.92	9.20	6.31
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,797,739,781
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 18,583,845
Investment Company Portfolio Turnover	100.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,797,739,781
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$18,583,845
Portfolio Turnover Rate	100.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[11]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class C
Trading Symbol	TEWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.80%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton World Fund returned 13.39%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
A newly established position in Safran SA added value over the period as the company delivered strong results and maintained a positive outlook. Growth in its core businesses and steady demand for services supported confidence, while a favorable environment for aerospace and defense provided an additional boost.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions), benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
From the energy sector, BP detracted due to timing rather than thesis. The Fund initiated the position mid-period and held it through a softer phase for the shares; then exited ahead of the late-August recovery, so the holding window captured the drawdown but not the subsequent rebound.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	13.39	9.62	6.10
Class C (with sales charge)	12.39	9.62	6.10
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,797,739,781
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 18,583,845
Investment Company Portfolio Turnover	100.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,797,739,781
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$18,583,845
Portfolio Turnover Rate	100.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Class R6
Trading Symbol	FTWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$82	0.76%
[13]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton World Fund returned 14.61%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
A newly established position in Safran SA added value over the period as the company delivered strong results and maintained a positive outlook. Growth in its core businesses and steady demand for services supported confidence, while a favorable environment for aerospace and defense provided an additional boost.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions), benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
From the energy sector, BP detracted due to timing rather than thesis. The Fund initiated the position mid-period and held it through a softer phase for the shares; then exited ahead of the late-August recovery, so the holding window captured the drawdown but not the subsequent rebound.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	14.61	10.77	7.24
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,797,739,781
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 18,583,845
Investment Company Portfolio Turnover	100.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,797,739,781
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$18,583,845
Portfolio Turnover Rate	100.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton World Fund
Class Name	Advisor Class
Trading Symbol	TWDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton World Fund returned 14.55%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
A newly established position in Safran SA added value over the period as the company delivered strong results and maintained a positive outlook. Growth in its core businesses and steady demand for services supported confidence, while a favorable environment for aerospace and defense provided an additional boost.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions), benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
From the energy sector, BP detracted due to timing rather than thesis. The Fund initiated the position mid-period and held it through a softer phase for the shares; then exited ahead of the late-August recovery, so the holding window captured the drawdown but not the subsequent rebound.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	14.55	10.72	7.18
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,797,739,781
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 18,583,845
Investment Company Portfolio Turnover	100.16%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$2,797,739,781
Total Number of Portfolio Holdings	46
Total Management Fee Paid	$18,583,845
Portfolio Turnover Rate	100.16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[15]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.